Assets pledged as collateral (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Collateral pledged
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 31,535,530	₩ 25,340,891
Loans at amortized cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	128,163	129,210
Securities
Assets pledged as collateral [Line Items]
Assets pledged as collateral	30,195,356	23,576,106
Financial assets at fair value through profit or loss
Assets pledged as collateral [Line Items]
Assets pledged as collateral	15,016,057	11,533,107
Financial assets at fair value through other comprehensive income
Assets pledged as collateral [Line Items]
Assets pledged as collateral	2,387,555	1,372,746
Securities at amortized cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	12,791,744	10,670,253
Deposits
Assets pledged as collateral [Line Items]
Assets pledged as collateral	1,212,011	1,635,575
Deposits at amortized cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	1,090,161	1,481,085
Real estate
Assets pledged as collateral [Line Items]
Assets pledged as collateral	121,446	154,490
Other financial assets
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 404	₩ 0